FINANCIAL ASSETS AND LIABILITIES - Summary of foreign currency-related hedging instruments and interest rate swaps (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	R$ (6,391,961)
Loans, financing and debentures	(52,987,216)	R$ (45,659,037)	R$ (42,249,460)
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(5,319,175)
Loans, financing and debentures	(4,581,685)	(5,639,560)
Accumulated fair value adjustment of Debt	(960,368)	449,390
Notional amount of derivatives	5,319,175
Hedging instrument, assets	(565,806)	942,098
Derivative hedging instruments accumulated fair value adjustment	1,471,612	832,788
Notional amount of hedging instruments
Net currency and interest rate instruments	(5,147,491)	(4,697,462)
Net accumulated fair value adjustment of currency and interest rate instruments	511,244	1,282,178
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Swaps senior notes due 2025 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives
Hedging instrument, assets
Derivative hedging instruments accumulated fair value adjustment		(120,326)
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Swaps senior notes due 2028 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	2,791,600
Hedging instrument, assets	(418,674)	266,526
Derivative hedging instruments accumulated fair value adjustment	685,200	277,542
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Swaps senior notes due 2032 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	2,259,375
Hedging instrument, assets	(128,986)	675,572
Derivative hedging instruments accumulated fair value adjustment	804,558	675,572
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Swap PPE 1 | Moove [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	157,800
Hedging instrument, assets	(11,079)
Derivative hedging instruments accumulated fair value adjustment	(11,079)
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Swap PPE 2 | Moove [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	110,400
Hedging instrument, assets	(7,067)
Derivative hedging instruments accumulated fair value adjustment	(7,067)
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Senior notes due 2025 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount
Loans, financing and debentures
Accumulated fair value adjustment of Debt		355,409
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Senior notes due 2028 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(2,791,600)
Loans, financing and debentures	(2,196,083)	(2,700,621)
Accumulated fair value adjustment of Debt	(336,161)	108,756
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Senior Notes Due 2032 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(2,259,375)
Loans, financing and debentures	(2,124,051)	(2,938,939)
Accumulated fair value adjustment of Debt	(629,220)	(14,775)
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | PPE 1 [member] | Moove [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(157,800)
Loans, financing and debentures	(156,884)
Accumulated fair value adjustment of Debt	2,389
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | PPE 2 [member] | Moove [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(110,400)
Loans, financing and debentures	(104,667)
Accumulated fair value adjustment of Debt	2,624
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(8,495,755)
Loans, financing and debentures	(8,328,215)	(7,154,997)
Accumulated fair value adjustment of Debt	(296,984)	(943,357)
Notional amount of derivatives	8,495,755
Hedging instrument, assets	(25,389)	(214,514)
Derivative hedging instruments accumulated fair value adjustment	20,396	(537,351)
Notional amount of hedging instruments
Net currency and interest rate instruments	(8,353,604)	(7,369,511)
Net accumulated fair value adjustment of currency and interest rate instruments	(276,588)	(1,480,708)
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps 5th issue - single series [member] | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	684,501
Hedging instrument, assets	221,000	(189,928)
Derivative hedging instruments accumulated fair value adjustment	1,248	(401,669)
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	1,000,000
Hedging instrument, assets	(90,193)	51,220
Derivative hedging instruments accumulated fair value adjustment	(61,242)	51,220
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	5,985,275
Hedging instrument, assets	(148,662)	(75,806)
Derivative hedging instruments accumulated fair value adjustment	72,856	(196,959)
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps Senior notes due 2023 | Cosan S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives
Hedging instrument, assets
Derivative hedging instruments accumulated fair value adjustment		10,057
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps Finem [member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	29,641
Hedging instrument, assets	(558)
Derivative hedging instruments accumulated fair value adjustment	558
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps CCB [member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	796,338
Hedging instrument, assets	(6,976)
Derivative hedging instruments accumulated fair value adjustment	6,976
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps 5th issue - single series [member] | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(684,501)
Loans, financing and debentures	(907,366)	(873,474)
Accumulated fair value adjustment of Debt	(33,892)	17,184
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(1,000,000)
Loans, financing and debentures	(851,689)	(921,949)
Accumulated fair value adjustment of Debt	70,260	(921,949)
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(5,985,275)
Loans, financing and debentures	(5,755,679)	(5,359,574)
Accumulated fair value adjustment of Debt	(327,290)	149,491
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Senior notes due 2023 | Cosan S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount
Loans, financing and debentures
Accumulated fair value adjustment of Debt		(188,083)
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Finem [member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(29,641)
Loans, financing and debentures	(28,115)
Accumulated fair value adjustment of Debt	(1,644)
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | CCB [member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(796,338)
Loans, financing and debentures	(785,366)
Accumulated fair value adjustment of Debt	R$ (4,418)